Loans and Allowance for Credit Losses, PCI, by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
PCI Loans UPB [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	$ 16,888	$ 20,803
PCI Loans UPB [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	157	192
PCI Loans UPB [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	17,045	20,995
PCI Loans Carrying Value [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	12,835	16,731
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	12,722	16,018
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	27	36
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	12,749	16,054
LTV 0-60% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	8,010	7,513
LTV 0-60% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	45	38
LTV 0-60% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	8,055	7,551
LTV 60.01-80% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	6,510	9,000
LTV 60.01-80% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	63	76
LTV 60.01-80% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	6,573	9,076
LTV 80.01-100% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	1,975	3,458
LTV 80.01-100% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	35	54
LTV 80.01-100% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	2,010	3,512
LTV 100.01-120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	319	669
LTV 100.01-120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	10	18
LTV 100.01-120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	329	687
LTV greater than 120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	73	161
LTV greater than 120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	3	5
LTV greater than 120% [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	76	166
No LTV/CLTV available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	1	2
No LTV/CLTV available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	1	1
No LTV/CLTV available [Member] | Receivables Acquired with Deteriorated Credit Quality [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	$ 2	$ 3